Document and Entity Information	Apr. 10, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 10, 2017
Registrant Name	MFS SERIES TRUST II
Central Index Key	0000798250
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Mar. 30, 2017
MFS® Growth Fund | A | MFS SERIES TRUST II
Prospectus:
Trading Symbol	MFEGX
MFS® Growth Fund | R4 | MFS SERIES TRUST II
Prospectus:
Trading Symbol	MFEJX
MFS® Growth Fund | B | MFS SERIES TRUST II
Prospectus:
Trading Symbol	MEGBX
MFS® Growth Fund | C | MFS SERIES TRUST II
Prospectus:
Trading Symbol	MFECX
MFS® Growth Fund | I | MFS SERIES TRUST II
Prospectus:
Trading Symbol	MFEIX
MFS® Growth Fund | R1 | MFS SERIES TRUST II
Prospectus:
Trading Symbol	MFELX
MFS® Growth Fund | R2 | MFS SERIES TRUST II
Prospectus:
Trading Symbol	MEGRX
MFS® Growth Fund | R3 | MFS SERIES TRUST II
Prospectus:
Trading Symbol	MFEHX
MFS® Growth Fund | R6 | MFS SERIES TRUST II
Prospectus:
Trading Symbol	MFEKX
MFS® Global Bond Fund | A | MFS SERIES TRUST X
Prospectus:
Trading Symbol	MGBAX
MFS® Global Bond Fund | B | MFS SERIES TRUST X
Prospectus:
Trading Symbol	MGBBX
MFS® Global Bond Fund | C | MFS SERIES TRUST X
Prospectus:
Trading Symbol	MGBDX
MFS® Global Bond Fund | I | MFS SERIES TRUST X
Prospectus:
Trading Symbol	MGBJX
MFS® Global Bond Fund | R1 | MFS SERIES TRUST X
Prospectus:
Trading Symbol	MGBKX
MFS® Global Bond Fund | R2 | MFS SERIES TRUST X
Prospectus:
Trading Symbol	MGBLX
MFS® Global Bond Fund | R3 | MFS SERIES TRUST X
Prospectus:
Trading Symbol	MGBMX
MFS® Global Bond Fund | R4 | MFS SERIES TRUST X
Prospectus:
Trading Symbol	MGBNX
MFS® Global Bond Fund | R6 | MFS SERIES TRUST X
Prospectus:
Trading Symbol	MGBOX
Massachusetts Investors Growth Stock Fund | A | MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Prospectus:
Trading Symbol	MIGFX
Massachusetts Investors Growth Stock Fund | R3 | MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Prospectus:
Trading Symbol	MIGHX
Massachusetts Investors Growth Stock Fund | R4 | MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Prospectus:
Trading Symbol	MIGKX
Massachusetts Investors Growth Stock Fund | 529A | MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Prospectus:
Trading Symbol	EISTX
Massachusetts Investors Growth Stock Fund | 529B | MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Prospectus:
Trading Symbol	EMIVX
Massachusetts Investors Growth Stock Fund | 529C | MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Prospectus:
Trading Symbol	EMICX
Massachusetts Investors Growth Stock Fund | B | MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Prospectus:
Trading Symbol	MIGBX
Massachusetts Investors Growth Stock Fund | C | MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Prospectus:
Trading Symbol	MIGDX
Massachusetts Investors Growth Stock Fund | I | MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Prospectus:
Trading Symbol	MGTIX
Massachusetts Investors Growth Stock Fund | R1 | MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Prospectus:
Trading Symbol	MIGMX
Massachusetts Investors Growth Stock Fund | R2 | MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Prospectus:
Trading Symbol	MIRGX
Massachusetts Investors Growth Stock Fund | R6 | MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Prospectus:
Trading Symbol	MIGNX